3. MATERIAL ACCOUNTING POLICY INFORMATION	12 Months Ended
Dec. 31, 2025
Notes
3. MATERIAL ACCOUNTING POLICY INFORMATION

3.MATERIAL ACCOUNTING POLICY INFORMATION

a)Cash and cash equivalents

Cash and cash equivalents comprise cash, bank deposits and highly liquid short-term investments that are readily convertible into known amounts of cash.

b)Financial instruments

Financial instruments are accounted for in accordance with IFRS 9 Financial Instruments. A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Classification of financial instruments

The Company determines the classification of its financial instruments which are all measured at fair value on initial recognition. Upon initial recognition, a financial asset is classified as measured at: amortized cost, fair value through profit or loss (“FVTPL”), or fair value through other comprehensive income (“FVTOCI”). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial liability is classified as measured at amortized cost or FVTPL.

The Company’s financial assets comprise of cash and cash equivalents, other receivables (excluding sales tax recoverable) and deposits which are classified as and measured at amortized cost.

The Company’s financial liabilities comprise of accounts payable and accrued liabilities which are classified as and measured at amortized cost.

Impairment of financial assets at amortized cost

The Company considers all information available, including on a forward-looking basis, to assess the expected credit losses associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset at the reporting date, with the risk of default as at the date of initial recognition, based on all information available, and reasonable and supportive forward-looking information.

c)Share issuance costs

Professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as share issue costs as a deduction from equity. Equity instruments issued to agents as financing costs are measured at their fair value at the date the services were provided.

d)Equity instruments

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, stock options and share purchase warrants are classified as equity instruments.

e)Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. In addition, parties are considered to be related if they are subject to common control or common significant influence, related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

f)Mineral property and exploration and evaluation costs

Exploration and evaluation (“E&E”) costs are those costs required to find a mineral property and determine commercial viability and technical feasibility. E&E costs include costs to establish an initial mineral resource and determine whether inferred mineral resources can be upgraded to measured and indicated mineral resources and whether measured and indicated mineral resources can be converted to proven and probable reserves.

Exploration and evaluation costs consist of:

•gathering exploration data through topographical and geological studies;

•exploratory drilling, trenching and sampling;

•determining the volume and grade of the resource;

•test work on geology, metallurgy, mining, geotechnical and environmental; and

•conducting and refining engineering, marketing and financial studies

Costs in relation to these activities are expensed as incurred until such time that technical feasibility and commercial viability are demonstrable. At such time, mineral properties are assessed for impairment and an impairment loss, if any, is recognized. Capitalized acquisition costs included in mineral properties are transferred to capitalized costs within property, plant and equipment, or intangible assets, as appropriate. Determination of technical feasibility and commercial viability requires management’s judgment and includes assessment of legal, environmental, social and governmental factors.

The Company recognizes E&E costs as assets when acquired as part of a business combination, or asset purchase, or as a result of rights acquired relating to a mineral property. These assets are recognized at fair value upon acquisition. Capitalized mineral properties consist of:

•acquired interest in exploration properties;

•amounts paid for acquired rights associated with exploration properties; and

•changes in decommissioning and restoration amounts capitalized during the period.

Management reviews its mineral property at each reporting period for signs of impairment and annually after each exploration season to consider if there is impairment in value taking into consideration current year exploration results and management’s assessment of the future probability of profitable operations from the property, or likely gains from the disposition or option of the property. If a property is abandoned or inactive for a prolonged period, or considered to have no future economic potential, the acquisition costs are written off to profit or loss.

g)Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares issued for consideration other than cash, are valued based on their market value at the date the shares are issued. Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

h)Flow-through shares

Under Canadian income tax legislation, a company is permitted to issue flow-through shares whereby the Company agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. The proceeds from issuance of these shares are allocated between the offering of shares and the sale of tax benefits. The allocation is made based on the difference between the quoted price of the existing shares and the amount the investor pays for the flow-through shares. A deferred premium liability is recognized for this difference. The Company renounces the deductions for tax purposes related to the eligible exploration and evaluation expenditures on the date the flow-through shares are issued. The premium liability is reduced on a pro-rata basis and recorded in other income based on the corresponding eligible expenditures that have been incurred.

i)Share-based payment transactions

The Company has a stock option plan that provides for the granting of options to Officers, Directors, employees and consultants to acquire shares of the Company. The fair value of the options is measured on grant date and is recognized as an expense with a corresponding increase in share-based payments reserve as the options vest.

Options granted to employees and others providing similar services are measured at grant date at the fair value of instruments issued. Fair value is determined using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted. The amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. Each tranche in an award with graded vesting is considered a separate grant with a different vesting date and fair value. Each grant is accounted for on that basis.

Options granted to non-employees are measured at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which case the fair value of the equity instruments issued is used. The value of goods or services is recorded at the earlier of the vesting date, or the date the goods or services are received.

Over the vesting period, share-based payments are recorded as an operating expense and as share-based payments reserve. When options are exercised the consideration received is recorded as share capital and the related share-based payments originally recorded as share-based payment reserve are transferred to share capital.

j)Loss per share

Basic loss or earnings per share is calculated by dividing loss or earnings attributable to common shares by the weighted average number of shares outstanding during the year. Diluted loss or earnings per share is calculated using the denominator of the basic loss or earnings calculation described above adjusted to include the potentially dilutive effect of outstanding stock options.

k)Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the declining-balance basis at the following annual rates:

Class of property, plant and equipment	Depreciation rate
Computers	50%
Furniture and fixtures	20%
Buildings	4%
Land	nil
Machinery and equipment	20%
Vehicles	30%

Additions during the year are depreciated on a pro-rated basis.

l)Impairment of long-lived assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating units (“CGU”) (the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or groups of assets). The recoverable amount of the asset (or CGU) is the greater of the asset’s (or CGU’s) fair value less costs to sell and its value in use to which the assets belong.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized in profit or loss for the period, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects. Discounted cash flow techniques often require management to make estimates and assumptions on reserves and expected future production revenues and expenses.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

m)Income taxes and deferred taxes

The income tax expense is comprised of current and deferred income taxes. Current and deferred income tax are recognized in profit or loss, except to the extent that they relate to items recognized directly in equity or equity instruments.

Current income tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to tax payable in respect of previous periods. Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred income tax assets and liabilities are offset if there is a legally enforceable right to offset current income tax liabilities and assets and they relate to income taxes levied by the same tax authority for the same taxable entity. A deferred income tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which they can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related income tax benefit will be realized.

n)Foreign currency

Transactions and balances in currencies other than the Canadian dollar, the currency of the primary economic environment in which the Company operates are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the exchange rate prevailing on the statement of financial position date are recognized in profit or loss.

o)Decommissioning and restoration provision

The Company recognizes a provision for statutory, contractual, constructive, or legal obligations associated with decommissioning of mining operations and reclamation and rehabilitation costs arising when environmental disturbance is caused by the exploration or development of mineral properties. Provisions for decommissioning and restoration are recognized in the period in which the obligation is incurred or acquired and are measured based on expected future cash flows to settle the obligation, discounted to their present value. The discount rate is a pre-tax rate that reflects current market assessments of the time value of money and risks specific to liability.

When an obligation is initially recognized, the corresponding cost is capitalized to the carrying amount of the related asset. These costs are depreciated on a basis consistent with the depreciation, depletion, and amortization of the underlying assets.

The obligation is accreted over time for the change in its present value, with this accretion charge recognized as a finance expense in profit or loss. The obligation is also adjusted for changes in the estimated amount and timing of expected future cash flows and changes in the discount rate. Such changes in estimates are added to or deducted from the related asset except where deductions are greater than the carrying value of the related asset, in which case the amount of the excess is recognized in profit or loss.

p)Pronouncements issued but not yet effective

IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027 and applies to comparative information. IFRS 18 will replace IAS 1; many of the other existing principles in IAS 1 are retained, with limited changes. IFRS 18 will not impact the recognition or measurement of items in the financial statements, but it may change what an entity reports as its ‘operating profit or loss’. Key new concepts introduced in IFRS 18 relate to: (i) the structure of the statement of profit or loss; (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The Company is currently assessing the effects of IFRS 18 on the financial statements. It is expected that the adoption of IFRS 18 will have a significant impact on disclosure and presentation.

IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). These amendments updated classification and measurement requirements in IFRS 9 Financial Instruments and related disclosure requirements in IFRS 7 Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the ‘solely payments of principal and interest’ criterion, including financial assets that have environmental, social and corporate governance (ESG)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted. The Company is currently assessing the effect of these amendments on the financial statements.